Note 9 - Equity Method Investments (Details Textual) $ in Thousands				12 Months Ended
	Jul. 25, 2019 USD ($) shares	Jul. 17, 2019	Nov. 12, 2018 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Jointly Owned Companies			5	13
Income (Loss) from Equity Method Investments, Total				$ 16,195	$ 11,369	$ 12,051
York [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares			7,600,000
Excess Amount of Acquisition			$ 5,171
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage			40.00%
Purchase from York [Member] | York [Member]
Asset Acquisition, Percentage of Assets			60.00%
Number of Vessels Acquired		5
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		14,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares) | shares	2,883,015
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed), Total	$ 15,130
Steadman Maritime Co., Geyer Maritime Co. and Goodway Maritime Co. [Member]
Proceeds from Dividends Received				3,700
Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments					55
Horton Maritime Co. and Steadman Maritime Co. [Member] | Costamare Ventures [Member]
Proceeds from Dividends Received					2,340
Smales Maritime Co. [Member] | Costamare Ventures [Member]
Proceeds from Dividends Received					2,940
Kemp Maritime Co., Hyde Maritime Co., Ainsley Maritime Co., Ambrose Maritime Co. and Skerrett Maritime Co. [Member]
Proceeds from Dividends Received				44,185
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Proceeds from Dividends Received					13,378
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Proceeds from Dividends Received					8,149
Skerrett Maritme Co. [Member]
Proceeds from Dividends Received					1,372
Geyer Maritime Co. [Member]
Proceeds from Dividends Received					1,470
Platt Maritime Co. and Sykes Maritime Co. [Member]
Proceeds from Dividends Received				$ 1,764	$ 1,176